Note Q - Consolidated Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	Quarters Ended
	Mar. 31	Jun. 30	Sept. 30	Dec. 31
2013
Total interest income	$9,480	$8,764	$8,748	$8,966
Total interest expense	1,059	923	818	773
Net interest income	8,421	7,841	7,930	8,193
Provision for loan losses (1)	31	(189)	833	(198)
Noninterest income (2)	3,940	1,965	1,574	1,039
Noninterest expense	7,948	7,317	7,320	6,790
Net income	3,223	1,942	1,061	1,886

Earnings per share	$0.79	$0.48	$0.26	$0.47

2012
Total interest income	$10,665	$9,657	$9,405	$9,274
Total interest expense	1,753	1,604	1,538	1,451
Net interest income	8,912	8,053	7,867	7,823
Provision for loan losses (3)	1,316	524	1,183	(1,440)
Noninterest income (2)	3,479	1,974	1,674	1,356
Noninterest expense	7,332	7,162	6,957	8,290
Net income	2,622	1,719	1,107	1,604

Earnings per share	$0.65	$0.43	$0.27	$0.40

2011
Total interest income	$12,025	$10,817	$10,693	$10,505
Total interest expense	2,822	2,663	2,509	2,175
Net interest income	9,203	8,154	8,184	8,330
Provision for loan losses (4)	2,944	759	1,152	41
Noninterest income (2)	3,659	1,687	1,058	818
Noninterest expense	7,098	6,981	7,001	7,219
Net income	2,033	1,555	886	1,361

Earnings per share	$0.51	$0.39	$0.22	$0.34